SHARE CAPITAL	12 Months Ended
Aug. 31, 2023
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

10. SHARE CAPITAL

(a) Authorized

Unlimited common shares without par value.

(b) Shares Issued

Fiscal 2023

On July 27, 2022, the Company entered into an equity distribution agreement with BMO Nesbitt Burns Inc. as Canadian Agent, and BMO as U.S. Agent, for a new at-the-market equity program (the "2022 ATM") to distribute up to $50,000 of common shares. No common shares were sold pursuant to the 2022 ATM prior to August 31, 2022. In the year ended August 31, 2023 the Company sold 1,089,503 shares at an average price of $1.81 for gross proceeds of $1,975 and net proceeds of $1,527 after share issuance costs of $448 were deducted.

Fiscal 2022

During the year ended August 31, 2022, the Company sold an aggregate of 7,923,842 shares pursuant to an at-the-market offering governed by the terms of a February 2021 equity distribution agreement with BMO Capital Markets (the "2021 ATM"). The Company sold these shares at an average price of $2.48 for gross proceeds of $19,656. Total share issuance costs of $1,554 were recognized during the year.

On February 11, 2022, the Company closed a non-brokered private placement with Deepkloof Limited ("Deepkloof"), a subsidiary of existing major shareholder Hosken Consolidated Investments Limited ("HCI") for 3,539,823 common shares at a price of $1.695 each for gross proceeds of $6,000 maintaining HCI's ownership in the Company at approximately 26% at that time.

On February 4 and 10, 2022, the Company issued 7,073,746 and 4,719,763 shares respectively at a price of $1.695 each in connection with the repayment of the Convertible Notes (See Note 8 for further details).

(c) Incentive stock options

The Company has entered into Incentive share purchase option agreements under the terms of its share compensation plan with directors, officers, consultants and employees. Under the terms of the share purchase option agreements, the exercise price of each option is set, at a minimum, at the fair value of the common shares at the date of grant. Options of the Company are subject to vesting provisions. All exercise prices are denominated in Canadian Dollars.

The following tables summarize the Company's outstanding share purchase options:

	Number of Share Options	Average Exercise Price in CAD
Options outstanding at August 31, 2021	3,808,521	$3.96
Granted	1,273,000	$2.36
Expired	(1,256,517)	$4.08
Exercised	(158,333)	$1.86
Options outstanding at August 31, 2022	3,666,671	$3.45
Granted	1,358,000	$2.36
Forfeited	(170,167)	$3.20
Exercised	(60,667)	$1.81
Options outstanding at August 31, 2023	4,793,837	$3.17

In fiscal 2023, the weighted average share price when options were exercised was $2.31 (2022 $1.91).

Number Outstanding at August 31, 2023	Number Exercisable at August 31, 2023	Exercise Price in CAD	Average Remaining Contractual Life (Years)
937,000	644,778	$6.58	2.30
99,000	66,000	$3.90	2.94
42,000	14,000	$3.40	3.06
601,836	666,836	$2.61	0.61
21,000	7,000	$2.52	3.50
1,113,000	-	$2.37	4.09
1,135,000	388,333	$2.32	3.29
200,000	-	$2.28	4.69
645,001	645,001	$1.81	1.26
4,793,837	2,431,948		2.72

During the year ended August 31, 2023, the Company granted 1,158,000 share purchase options, which will vest in three tranches on the first, second and third anniversary of the grant. A further 200,000 share purchase options were issued with 50,000 vesting September 8, 2023 and 150,000 vesting when certain performance conditions are met.

During the year ended August 31, 2022, the Company granted 1,273,000 share purchase options, which will vest in three tranches on the first, second and third anniversary of their respective grants.

During the year ended August 31, 2023, the Company recorded $1,757 of stock compensation expense (August 31, 2022 - $2,278) related to share purchase options, of which $1,649 was expensed (August 31, 2022 - $2,103) and $108 was capitalized to mineral properties (August 31, 2022 - $175).

The Company used the Black-Scholes model to determine the grant date fair value of share purchase options granted. The following assumptions were used in valuing share purchase options granted during the years ended August 31, 2023 and August 31, 2022:

Year ended	August 31, 2023	August 31, 2022
Risk-free interest rate	3.45%	1.18%
Expected life of options	3.9 years	3.5 years
Annualized volatility[1]	89%	87%
Forfeiture rate	0.6%	2.0%
Dividend rate	0.0%	0.0%
[1]The Company uses its historical volatility as the basis for the expected volatility assumption in the Black Scholes option pricing model.

(d) Deferred Share Units

The Company has established a deferred share unit ("DSU") plan for non-executive directors. Each DSU has the same value as one Company common share. DSUs must be retained until the director leaves the Board of Directors, at which time the DSUs are redeemed.

During the year ended August 31, 2023, director fees of $178 (August 31, 2022 - $161) were paid by the issuance of DSU's. A recovery of $143 (August 31, 2022 - $483) was recorded in share based compensation for the revaluation of fully vested DSU's.

At August 31, 2023 a total of 715,191 DSUs were issued and outstanding.

(e) Restricted Share Units

The Company has established a restricted share unit ("RSU") plan for officers and certain employees of the Company. Each RSU represents the right to receive one Company common share following the attainment of vesting criteria determined at the time of the award. RSUs vest over a three-year period.

During the year ended August 31, 2023, a stock compensation expense of $496 was recorded (August 31, 2022 - $611) of which $476 was expensed (August 31, 2022 - $544) and $20 was capitalized (August 31, 2022 - $67). During the year ended August 31, 2023 the Company issued 274,649 RSUs which vest evenly on the first, second and third anniversary of issuance. At August 31, 2023, 435,239 RSUs were issued and outstanding, with Nil being vested.